Basic and Diluted Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Basic and Diluted Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share	The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:
	Six Months Ended June 30,		Three Months Ended June 30,
	2024	2023	2024	2023
	Unaudited
Numerator:
Allocation of loss attributable to ordinary shareholders	$12,742	$11,905	$6,294	$5,837
Denominator:
Weighted average Ordinary shares outstanding	4,858,158	1,097,015	5,024,871	1,479,449

Basic and diluted loss per share	$2.62	$10.85	$1.25	$3.95

Schedule of Diluted Loss Per Share Attributable to Ordinary Shareholders	The potential Ordinary shares that were excluded from the computation of diluted loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:
	Three and Six Months Ended June 30,
	2024	2023
	Unaudited

Ordinary share options	73,501	69,277
Warrants	3,606,019	13,775

	3,679,520	83,052